Other charges	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Other charges [Text Block]
12.	Other charges

	Year ended December 31
	2017	2016	2015
Legal expenses associated with proceedings in Mexico	$1,103	$3,254	$694
Office closure costs and severance payments	2,120	1,171	2,008
Legal and advisory costs relating to financing initiatives	647	300	-
Advisory fees associated with strategic review process	2,023	-	-
Loss on disposition of Cerro del Gallo	1,151	-	-
	$7,044	$4,725	$2,702